Net Financial Results	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Net Financial Results

28. NET FINANCIAL RESULTS

	2023	2022	2021
Financial income
Interest income	325	319	164
Exchange differences	4,150	1,826	641
Financial accretion	14	43	99

Total financial income	4,489	2,188	904

Financial costs
Interest loss	(776)	(712)	(749)
Exchange differences	(2,825)	(1,285)	(393)
Financial accretion	(378)	(318)	(266)

Total financial costs	(3,979)	(2,315)	(1,408)

Other financial results
Result on financial assets at fair value through profit or loss	289	118	105
Result from derivative financial instruments	7	(9)	(10)
Result from net monetary position	37	146	117
Export Increase Program (1)	22	-	-
Result from transactions with financial assets (2)	32	-	-
Result from debt exchange (3)	-	-	21

Total other financial results	387	255	233

Total net financial results	897	128	(271)

(1) See Note 35.g). (2) Includes 19 corresponding to the adjustment for inflation of the fiscal year and (41) corresponding to the effect of the translation. (3) See Note 21.